John Hancock Sovereign Investors Fund (the fund)

Supplement dated 7���1���13

to the current Class A, Class B and Class C shares Prospectus

Effective July 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 69 to 73 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
	1.00
	(on certain purchases,
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever	including those of
is less	$1 million or more)	5.00	1.00

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.58	0.58	0.58
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses	0.29	0.29	0.29
Total annual fund operating expenses	1.17	1.87	1.87

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	613	613	690	190	290	190
3 Years	853	853	888	588	588	588
5 Years	1,111	1,111	1,211	1,011	1,011	1,011
10 Years	1,849	1,849	2,008	2,008	2,190	2,190

John Hancock Sovereign Investors Fund (the fund)

Supplement dated 7���1���13

to the current Class I shares Prospectus

Effective July 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.58
Other expenses	0.19
Total annual fund operating expenses	0.77

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class I
1 Year	79
3 Years	246
5 Years	428
10 Years	954

(JH Sovereign Investors Fund - Classes A, B and C) | (John Hancock Sovereign Investors Fund)
John Hancock Sovereign Investors Fund (the fund)
Supplement dated 7���1���13
to the current Class A, Class B and Class C shares Prospectus
Effective July 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 69 to 73 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (JH Sovereign Investors Fund - Classes A, B and C) (John Hancock Sovereign Investors Fund)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (JH Sovereign Investors Fund - Classes A, B and C) (John Hancock Sovereign Investors Fund)		Class A	Class B	Class C
Management fee	[1]	0.58%	0.58%	0.58%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses		0.29%	0.29%	0.29%
Total annual fund operating expenses		1.17%	1.87%	1.87%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (John Hancock Sovereign Investors Fund) (JH Sovereign Investors Fund - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	613	853	1,111	1,849
Class B	690	888	1,211	2,008
Class C	290	588	1,011	2,190

Kept
Expense Example, No Redemption (John Hancock Sovereign Investors Fund) (JH Sovereign Investors Fund - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	613	853	1,111	1,849
Class B	190	588	1,011	2,008
Class C	190	588	1,011	2,190

(JH Sovereign Investors Fund - Class I) | (John Hancock Sovereign Investors Fund)
John Hancock Sovereign Investors Fund (the fund) Supplement dated 7���1���13 to the current Class I shares Prospectus Effective July 1, 2013, the management fee rate for the fund has been reduced.
In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (John Hancock Sovereign Investors Fund)	Class I (JH Sovereign Investors Fund - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (John Hancock Sovereign Investors Fund)		Class I (JH Sovereign Investors Fund - Class I)
Management fee	[1]	0.58%
Other expenses		0.19%
Total annual fund operating expenses		0.77%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (John Hancock Sovereign Investors Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (JH Sovereign Investors Fund - Class I)	79	246	428	954

Shareholder Fees ((John Hancock Sovereign Investors Fund))	0 Months Ended
Mar. 01, 2013
(JH Sovereign Investors Fund - Classes A, B and C) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% [1]
(JH Sovereign Investors Fund - Classes A, B and C) | Class B
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%
(JH Sovereign Investors Fund - Classes A, B and C) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
(JH Sovereign Investors Fund - Class I) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

[1]	(on certain purchases, including those of $1 million or more)

Annual Fund Operating Expenses ((John Hancock Sovereign Investors Fund))	0 Months Ended
	Mar. 01, 2013
(JH Sovereign Investors Fund - Classes A, B and C) | Class A
Operating Expenses:
Management fee	0.58%	[1]
Distribution and service (12b-1) fees	0.30%
Other expenses	0.29%
Total annual fund operating expenses	1.17%
(JH Sovereign Investors Fund - Classes A, B and C) | Class B
Operating Expenses:
Management fee	0.58%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.87%
(JH Sovereign Investors Fund - Classes A, B and C) | Class C
Operating Expenses:
Management fee	0.58%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.87%
(JH Sovereign Investors Fund - Class I) | Class I
Operating Expenses:
Management fee	0.58%	[1]
Other expenses	0.19%
Total annual fund operating expenses	0.77%

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 1, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000022370
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	jhsi_SupplementTextBlock

John Hancock Sovereign Investors Fund (the fund)

Supplement dated 7���1���13

to the current Class A, Class B and Class C shares Prospectus

Effective July 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 69 to 73 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
	1.00
	(on certain purchases,
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever	including those of
is less	$1 million or more)	5.00	1.00

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.58	0.58	0.58
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses	0.29	0.29	0.29
Total annual fund operating expenses	1.17	1.87	1.87

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	613	613	690	190	290	190
3 Years	853	853	888	588	588	588
5 Years	1,111	1,111	1,211	1,011	1,011	1,011
10 Years	1,849	1,849	2,008	2,008	2,190	2,190

John Hancock Sovereign Investors Fund (the fund)

Supplement dated 7���1���13

to the current Class I shares Prospectus

Effective July 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.58
Other expenses	0.19
Total annual fund operating expenses	0.77

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class I
1 Year	79
3 Years	246
5 Years	428
10 Years	954

(JH Sovereign Investors Fund - Classes A, B and C) | (John Hancock Sovereign Investors Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	jhsi_SupplementTextBlock01
John Hancock Sovereign Investors Fund (the fund)
Supplement dated 7���1���13
to the current Class A, Class B and Class C shares Prospectus
Effective July 1, 2013, the management fee rate for the fund has been reduced.

Expense Narrative Supplement [Text Block]	jhsi_SupplementTextBlock02	In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 69 to 73 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
(JH Sovereign Investors Fund - Classes A, B and C) | (John Hancock Sovereign Investors Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.58%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	613
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	853
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	613
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	853
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,849
(JH Sovereign Investors Fund - Classes A, B and C) | (John Hancock Sovereign Investors Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee	rr_ManagementFeesOverAssets	0.58%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,008
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,008
(JH Sovereign Investors Fund - Classes A, B and C) | (John Hancock Sovereign Investors Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.58%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
(JH Sovereign Investors Fund - Class I) | (John Hancock Sovereign Investors Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	jhsi_SupplementTextBlock01	John Hancock Sovereign Investors Fund (the fund) Supplement dated 7���1���13 to the current Class I shares Prospectus Effective July 1, 2013, the management fee rate for the fund has been reduced.
Expense Narrative Supplement [Text Block]	jhsi_SupplementTextBlock02	In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(JH Sovereign Investors Fund - Class I) | (John Hancock Sovereign Investors Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.58%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
[1]	(on certain purchases, including those of $1 million or more)
[2]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.